Contingencies and Commitments - Schedule of Insurance Policies Contracted (Details)	12 Months Ended
Dec. 31, 2025 CLF
Schedule of insurance Policies Contracted [Abstract]
Errors and omissions liability policy	CLF 500
Civil responsibility policy	CLF 60,000